Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Treasury stock shares (in Shares)	8,548,547	12,765,549
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	24,000,000,000	800,000,000
Ordinary shares, shares issued (in Shares)	9,486,076,439	707,460,523
Ordinary shares, shares outstanding (in Shares)	8,253,410,439	686,203,839
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	1,800,000,000	60,000,000
Ordinary shares, shares issued (in Shares)	55,260,580	55,260,580
Ordinary shares, shares outstanding (in Shares)	55,260,580	55,260,580
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001